SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Nov. 01, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Cash and cash equivalents	$ 33,390	$ 98,084	$ 0
Restricted cash included in other non-current assets	449		0
Total cash, cash equivalents and restricted cash presented in the consolidated and combined statements of cash flows	$ 33,839		$ 0	$ 0